Cover	Dec. 23, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2025
Entity File Number	001-42388
Entity Registrant Name	DATACENTREX, INC.
Entity Central Index Key	0001853825
Entity Tax Identification Number	85-3651036
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	701 S. Carson St.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
City Area Code	(800)
Local Phone Number	403-6150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	DTCX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false